Q:\EDGAR EasePlus\5538-1 McAdams\Mcadams 13F 6-30-09\mcadams13F-2nd09.rtf
                                    UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                       FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009

Check here if Amendment:      ___; Amendment Number:  ___
  This Amendment (Check only one.)  ___ is a restatement.
                                           ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: McAdams Wright Ragen, Inc.
Address:    925 Fourth Avenue, Suite 3900
            Seattle, WA  98104

Form 13F File Number:   028-13472

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Michelle E. Heyne
Title:      Chief Compliance Officer
Phone:      (206) 664-8865

Signature, Place and Date of Signing:

      Michelle E. Heyne                   Seattle, WA       Aug 14, 2009
            [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

___ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

X 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

      Form 13F File Number          Name
      29-06910                      Ken Roberts Investment Management Inc.
      28-13411                      Envestnet Asset Management Inc.

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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         91

Form 13F Information Table Value Total:         $71,724


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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
NAME OF ISSUER                 TITLE   CUSIP        VALUE X1000 SHARES              INV.    OTHER   VOTING AUTH
                               OF                                                   DISC.   MGR
                               CLASS
                                                                                                    SOLE     SHR     NONE

3M COMPANY                       COM    88579Y101          1699         28275        SOLE                               28275
ABB LTD SPONSORED ADR            COM    000375204           520         32940        SOLE                               32940
ABERDEEN ASIA PAC INC FUND       COM    003009107           840        150527        SOLE                              150527
ALASKA AIR GROUP                 COM    011659109           392         21450        SOLE                               21450
ALLIANCE BERNSTEIN INCOME FUND   COM    01881E101           261         33800        SOLE                               33800
AMER INTL GROUP INC              COM    026874107            28         23740        SOLE                               23740
AMERICAN WATER WORKS CO INC      COM    030420103           359         18800        SOLE                               18800
AMGEN INC                        COM    031162100           850         16052        SOLE                               16052
ANTARES PHARMA INC               COM    036642106           145        163000        SOLE                              163000
AVISTA CORP                      COM    05379B107          2029        113915        SOLE                              113915
BERKSHIRE HATHAWAY INC CL B      COM    084670207           403           139        SOLE                                 139
BOEING CO                        COM    097023105           500         11765        SOLE                               11765
BOSTON SCIENTIFIC CORP           COM    101137107           701         69113        SOLE                               69113
BP PLC SPON ADR                  COM    055622104           481         10080        SOLE                               10080
CANADIAN PAC RAILWAY LTD         COM    13645T100           344          8650        SOLE                                8650
CASCADE FINL CORP                COM    147272108            33         15290        SOLE                               15290
CHEVRON CORP NEW                 COM    166764100          1173         17709        SOLE                               17709
CHICAGO BRIDGE & IRON CO NV      COM    167250109           167         13450        SOLE                               13450
CISCO SYS INC                    COM    17275R102           237         12699        SOLE                               12699
CITIGROUP INC                    COM    172967101            66         22350        SOLE                               22350
COMCAST CORP NEW CL A            COM    20030N101          1412         97624        SOLE                               97624
CONCUR TECHNOLOGIES INC          COM    206708109           859         27640        SOLE                               27640
CONOCOPHILLIPS                   COM    20825C104           211          5006        SOLE                                5006
CORNING INC                      COM    219350105           196         12200        SOLE                               12200
COSTCO WHOLESALE CORP            COM    22160K105           671         14662        SOLE                               14662
DEAN FOODS CO                    COM    242370104           249         13000        SOLE                               13000
DU PONT EI DE NEMOURS & CO       COM    263534109          1084         42325        SOLE                               42325
DURECT CORP COM                  COM    266605104            26         11000        SOLE                               11000
EL PASO PIPELINE PARTNERS LP     COM    283702108           643         36675        SOLE                               36675
EXPEDITORS INTL WASH INC         COM    302130109          1721         51605        SOLE                               51605
FORD MOTOR CO DEL                COM    345370860            61         10000        SOLE                               10000
FORWARD AIR CORP                 COM    349853101           701         32860        SOLE                               32860
GENERAL ELECTRIC CO              COM    369604103           910         77679        SOLE                               77679
GLAXOSMITHKLINE PLC SPON ADR     COM    37733W105           945         26742        SOLE                               26742
GLOBAL INDS LTD                  COM    379336100           199         35200        SOLE                               35200
GRACO INC                        COM    384109104           980         44510        SOLE                               44510
HEINZ HJ CO                      COM    423074103           508         14230        SOLE                               14230
HERSHEY CO                       COM    427866108           679         18875        SOLE                               18875
HOME DEPOT INC                   COM    437076102          1197         50672        SOLE                               50672
INTEL CORP                       COM    458140100          2294        138601        SOLE                              138601
ITNL RECTIFIER CORP              COM    460254105           345         23300        SOLE                               23300
JOHNSON & JOHNSON                COM    478160104          2296         40426        SOLE                               40426
KIMBERLY CLARK CORP              COM    494368103          2667         50870        SOLE                               50870
KRAFT FOODS INC CL A             COM    50075N104           808         31884        SOLE                               31884
LML PAYMENT SYSTEMS INC          COM    50208P109             7         13500        SOLE                               13500
LSI CORP                         COM    502161102            50         11000        SOLE                               11000
M&T BANK CORP                    COM    55261F104          1014         19915        SOLE                               19915
MEDTRONIC CORP                   COM    585055106          1198         34335        SOLE                               34335
MICRON TECHNOLOGY                COM    595112103           281         55575        SOLE                               55575
MICROSOFT CORP                   COM    594918104          5001        210391        SOLE                              210391
MORGAN STANLEY ASIA PACIFIC FD   COM    61744U106           739         58399        SOLE                               58399
MURPHY OIL CORP                  COM    626717102           719         13241        SOLE                               13241
NEW YORKCOMMUNITY BANCORP        COM    649445103           410         38400        SOLE                               38400
NEWELL RUBBERMAID INC            COM    651229106           591         56750        SOLE                               56750
NEWMONT MNG CORP HLDG            COM    651639106           273          6690        SOLE                                6690
NOKIA CORP ADR                   COM    654902204           349         23920        SOLE                               23920
NORDSTROM INC                    COM    655664100           265         13300        SOLE                               13300
NUVEEN MUN VALUE FD              COM    670928100           118         12900        SOLE                               12900
PACCAR INC                       COM    693718108           899         27727        SOLE                               27727
PALL CORP                        COM    696429307           806         30350        SOLE                               30350
PARDEE RESOURCES CO              COM    699437109           206          1050        SOLE                                1050
PEABODY ENERGY CORP              COM    704549104           549         18200        SOLE                               18200
PENN VA RESOURCE PARTNERS LC     COM    707884102           569         49900        SOLE                               49900
PEPSICO INC                      COM    713448108          2570         46759        SOLE                               46759
PFIZER INC                       COM    717081103           888         59210        SOLE                               59210
PLUM CREEK TIMBER CO INC         COM    729251108           387         13000        SOLE                               13000
PNM RESOURCES INC                COM    69349H107           899         83930        SOLE                               83930
POTLATCH CORP NEW COM            COM    737630103           579         23855        SOLE                               23855
ROYAL DUTCH SHELL PLC SPON ADR   COM    780259107           725         14248        SOLE                               14248
SARA LEE CORP                    COM    803111103           596         61100        SOLE                               61100
SMUCKER JM CO NEW                COM    832696405          1173         24105        SOLE                               24105
SPRINT NEXTEL CORP               COM    852061100           516        107351        SOLE                              107351
STARBUCKS CORP                   COM    855244109           828         59625        SOLE                               59625
STERLING FINL CORP WASH          COM    859319105            29         10000        SOLE                               10000
SWISS HELVETIA FUND INC          COM    870875101           294         30423        SOLE                               30423
SYSCO CORP                       COM    871829107           927         41236        SOLE                               41236
TALBOTS INC                      COM    874161102           108         20000        SOLE                               20000
TARGET CORP                      COM    887612E106          456         11560        SOLE                               11560
TEMPLETON GLOBAL INCOME FD INC   COM    880198106           107         12465        SOLE                               12465
TEVA PHARMACEUTICAL INDS LTD A   COM    881624209           774         15685        SOLE                               15685
TIMKEN CO                        COM    887389104           379         22200        SOLE                               22200
UMPQUA HOLDINGS CORP             COM    904214103           117         15100        SOLE                               15100
US BANCORP DEL                   COM    902973304           613         34193        SOLE                               34193
VERIZON COMMUNICATIONS           COM    92343V104          1469         47790        SOLE                               47790
WTB FINL CORP CMT CL B           COM    929334209           564          7839        SOLE                                7839
WAL-MART STORES INC              COM    931142103           339          7000        SOLE                                7000
WASHINGTON FEDERAL INC           COM    938824109          2418        186024        SOLE                              186024
WEYERHAUSER CO                   COM    962166104          1364         44840        SOLE                               44840
WHIRLPOOL CORP                   COM    963320106           918         21560        SOLE                               21560
WYETH                            COM    983024100          2710         59700        SOLE                               59700
TEPPCO PARTNERS                  COM    872384102          2043         68420        SOLE                               68420

